8. Stock Purchase Options and Warrants (June 2018 Note) (Details - Option activity) - Equity Option [Member] - $ / shares	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Number of Options
Options outstanding, beginning balance	1,382,351
Options granted	2,660,000
Options exercised	(296,865)
Options cancelled	(25,000)
Options outstanding, ending balance	3,720,486
Options exercisable	930,403	1,299,808
Weighted Average Exercise Price
Weighted average exercise price, options outstanding beginning	$ 0.29
Weighted average exercise price, options granted	0.55
Weighted average exercise price, options exercised	0.11
Weighted average exercise price, options cancelled	0.65
Weighted average exercise price, options outstanding ending	0.49
Weighted average exercise price, options exercisable	$ 0.35	$ 0.29